Annual Total Returns - Fidelity Advisor Freedom® 2010 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2010 Fund - Class A	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(0.41%)
Annual Return 2012	10.04%
Annual Return 2013	10.50%
Annual Return 2014	4.39%
Annual Return 2015	(0.88%)
Annual Return 2016	6.15%
Annual Return 2017	11.86%
Annual Return 2018	(3.49%)
Annual Return 2019	14.50%
Annual Return 2020	10.61%